Group Statement of Comprehensive Income (Unaudited) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Profit for the period (page 19)	£ 2,776	£ 2,347	£ 37,656
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:	978	(536)	(3,809)
Differences on exchange
Differences on exchange	1,288	(609)
Cash flow hedges
– net fair value losses		(166)	(264)
– reclassified and reported in profit for the period	8	13	109
– reclassified and reported in net assets	7	(13)	(16)
Net investment hedges
– net fair value (losses)/gains	(192)	237	425
– differences on exchange on borrowings	(136)	(56)	(68)
Tax on items that may be reclassified	(9)	53	34
Items that will not be reclassified subsequently to profit or loss:	287	115	681
Retirement benefit schemes
Tax on items that will not be reclassified	(56)	(39)	(171)
Total other comprehensive income/(expense) for the period, net of tax	1,265	(421)	(3,128)
Total comprehensive income for the period, net of tax	4,041	1,926	34,528
Attributable to:
Owners of the parent	3,952	1,853	34,361
Non-controlling interests	89	73	167
Total comprehensive income for the period, net of tax	4,041	1,926	34,528
Investments Held at Fair Value
Investments held at fair value
– net fair value gains in respect of associates, net of tax	12	5
Subsidiaries
Differences on exchange
Differences on exchange	1,358	(216)	(3,084)
Retirement benefit schemes
– net actuarial gains in respect of subsidiaries	346	119	833
– surplus recognition and minimum funding obligations in respect of subsidiaries	(3)	(1)	(6)
Subsidiaries | Investments Held at Fair Value
Investments held at fair value
– net fair value losses in respect of subsidiaries			(27)
Associates
Differences on exchange
Differences on exchange	(70)	(393)	(923)
Retirement benefit schemes
– actuarial gains in respect of associates, net of tax		36	25
Associates | Investments Held at Fair Value
Investments held at fair value
– net fair value gains in respect of associates, net of tax	£ 12	£ 5	£ 5